Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Land use right [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Finite fived intangible asset useful life	32 years
Land use right [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Finite fived intangible asset useful life	50 years
Licensed software [Member]
Schedule of Estimated Useful Lives [Line Items]
Finite fived intangible asset useful life	5 years